Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class A
Trading Symbol	LMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$139	1.24%
[1]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin International Equity Fund returned 23.66%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	23.66	8.37	5.52
Class A (with sales charge)	16.85	7.09	4.90
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 252,582,363
Holdings Count | $ / shares	193	[2]
Advisory Fees Paid, Amount	$ 1,651,877
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class C
Trading Symbol	LMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$232	2.08%
[3]
Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin International Equity Fund returned 22.61%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	22.61	7.49	4.70
Class C (with sales charge)	21.61	7.49	4.70
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 252,582,363
Holdings Count | $ / shares	193	[4]
Advisory Fees Paid, Amount	$ 1,651,877
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class FI
Trading Symbol	LGFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$143	1.28%
[5]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class FI shares of Franklin International Equity Fund returned 23.62%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class FI	23.62	8.33	5.48
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 252,582,363
Holdings Count | $ / shares	193	[6]
Advisory Fees Paid, Amount	$ 1,651,877
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class R
Trading Symbol	LMIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$175	1.57%
[7]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin International Equity Fund returned 23.24%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	23.24	8.01	5.20
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 252,582,363
Holdings Count | $ / shares	193	[8]
Advisory Fees Paid, Amount	$ 1,651,877
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class I
Trading Symbol	LGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$109	0.97%
[9]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class I shares of Franklin International Equity Fund returned 23.98%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class I	23.98	8.66	5.83
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 252,582,363
Holdings Count | $ / shares	193	[10]
Advisory Fees Paid, Amount	$ 1,651,877
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class IS
Trading Symbol	LIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$99	0.88%
[11]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class IS shares of Franklin International Equity Fund returned 24.14%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class IS	24.14	8.77	5.94
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 252,582,363
Holdings Count | $ / shares	193	[12]
Advisory Fees Paid, Amount	$ 1,651,877
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.